                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                 Investment Company Act file number 811-21283


                        Excelsior Buyout Investors, LLC
________________________________________________________________________________
              (Exact name of registrant as specified in charter)



                              225 High Ridge Road
                              Stamford, CT 06905
________________________________________________________________________________
              (Address of principal executive offices) (Zip code)


                             Robert F. Aufenanger
               United States Trust Company, National Association
                              225 High Ridge Road
                              Stamford, CT 06905
________________________________________________________________________________
                    (Name and address of agent for service)


registrant's telephone number, including area code: 203-352-4400


Date of fiscal year end: March 31


Date of reporting period: September 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

          -----------------------------------------------------------
                                   EXCELSIOR
                             BUYOUT INVESTORS, LLC

          -----------------------------------------------------------

                                INVESTOR REPORT


                           For the Six Months Ended
                              September 30, 2006
                                  (Unaudited)

Excelsior Buyout Investors, LLC
Portfolio of Investments September 30, 2006 (Unaudited)

 Percent                                      Acquisition       Value
  Owned                                         Date##         (Note 2)
-----------                                ----------------- -----------
PRIVATE INVESTMENT FUNDS **, # -- 75.41%
  Domestic Buyout Funds -- 52.33%
      0.42% 2003 Riverside Capital
             Appreciation Fund, L.P.......    06/04-09/06    $ 1,823,240
      0.74% Berkshire Partners VI, L.P....    06/04-09/06      9,116,407
      1.89% Blue Point Capital Partners,
             L.P..........................    06/04-08/06      2,698,603
      0.92% Blum Strategic Partners II,
             L.P..........................    06/04-04/05      7,156,458
      0.58% Catterton Partners V, L.P.....    06/04-08/06      2,382,295
      1.95% Charlesbank Equity Fund V,
             L.P..........................    06/04-07/06      6,188,530
      1.14% Lincolnshire Equity Fund III,
             L.P..........................    12/04-09/06      1,750,634
                                                             -----------
                                                              31,116,167
                                                             -----------
  European Buyout Funds -- 14.64%
      0.99% Advent Global Private Equity
             Fund IV-A, L.P...............    06/04-07/06      4,551,801
      0.63% Cognetas Fund L.P.* (fka
             Electra European Fund, L.P.).    06/04-10/05      4,148,967
                                                             -----------
                                                               8,700,768
                                                             -----------
  Distressed Investment Funds -- 8.44%
      0.34% MatlinPatterson Global
             Opportunities Partners, L.P..       06/04         3,637,055
      0.21% OCM Principal Opportunities
             Fund II, L.P.................    06/04-12/04      1,381,833
                                                             -----------
                                                               5,018,888
                                                             -----------
            TOTAL PRIVATE INVESTMENT
             FUNDS (Cost $15,085,351).....                    44,835,823
                                                             -----------
Par Amount
-----------
SHORT TERM SECURITIES -- 34.40%
$18,455,000 Federal Home Loan Bank
             Discount Note 10/02/06, 4.75%                    18,452,565
$ 2,000,000 Federal Home Loan Bank
             Discount Note 10/04/06, 5.15%                     1,999,142
                                                             -----------
            TOTAL SHORT TERM SECURITIES
             (Cost $20,451,707)...........                    20,451,707
                                                             -----------
                                           Percentage of Net
                                                Assets
                                           -----------------
TOTAL INVESTMENTS (Cost $35,537,058)......       109.81 %     65,287,530
OTHER ASSETS & LIABILITIES (NET)..........        (9.81)%     (5,830,910)
                                              -----------    -----------
NET ASSETS................................       100.00 %    $59,456,620
                                              ===========    ===========

-------------
*  Security is denominated in Euros. Value shown is in U.S. dollars.
** Restricted as to public resale. Acquired from June, 2004 to September 2006.
   Total cost of restricted securities at September 30, 2006 aggregated $15,085,351. Total value of restricted securities owned at September 30, 2006 was $44,835,823 or 75.41% of net assets.
#  Non-income producing securities.
## Required disclosure for restricted securities only.

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Buyout Investors, LLC
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)


ASSETS:
  Investments at value (Cost $35,537,058)........................... $65,287,530
  Cash and cash equivalents.........................................       9,649
  Other assets......................................................       5,101
                                                                     -----------
   Total Assets.....................................................  65,302,280

LIABILITIES:
  Distribution payable..............................................   4,481,050
  Accrued incentive carried interest (Note 3).......................   1,091,527
  Management fees payable (Note 3)..................................     149,863
  Administration fees payable (Note 3)..............................      66,847
  Professional fees payable.........................................      44,783
  Board of Managers' fees payable (Note 3)..........................       9,000
  Other expenses payable............................................       2,590
                                                                     -----------
   Total Liabilities................................................   5,845,660
                                                                     -----------
NET ASSETS.......................................................... $59,456,620
                                                                     ===========

NET ASSETS consist of:
  Paid-in capital................................................... $29,706,148
  Unrealized appreciation on investments............................  29,750,472
                                                                     -----------
Total Net Assets.................................................... $59,456,620
                                                                     ===========
Units of membership interests outstanding (100,000 units authorized)      64,015
NET ASSET VALUE PER UNIT............................................ $    928.79
                                                                     ===========

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Buyout Investors LLC
Statement of Operations
For the six months ended September 30, 2006 (Unaudited)


INVESTMENT INCOME:
  Interest income........................................ $  566,343
                                                          ----------
   Total Income..........................................    566,343

EXPENSES:
  Management fees (Note 3)...............................    299,161
  Administration fees (Note 3)...........................     81,476
  Professional fees......................................     97,350
  Board of Managers' fees (Note 3).......................     24,000
  Insurance expense......................................      8,856
  Custodian fees.........................................      7,500
  Other expenses.........................................     20,109
                                                          ----------
   Total Expenses........................................    538,452
                                                          ----------
NET INVESTMENT INCOME....................................     27,891
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS: (Note 2)
  Net realized gain on investments.......................  1,101,298
  Net change in unrealized appreciation on investments...  4,064,038
                                                          ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........  5,165,336
                                                          ----------
Net change in incentive carried interest.................   (189,122)
                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..... $5,004,105
                                                          ==========

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Buyout Investors, LLC
Statements of Changes in Net Assets


                                                                                    Six months ended
                                                                                   September 30, 2006 Fiscal year ended
                                                                                      (Unaudited)      March 31, 2006
                                                                                   ------------------ -----------------

OPERATIONS:
  Net investment income/(loss)....................................................    $    27,891       $   (107,291)
  Net realized gain on investments................................................      1,101,298          2,077,294
  Net change in unrealized appreciation on investments............................      4,064,038          6,749,789
  Net change in incentive carried interest........................................       (189,122)          (248,133)
                                                                                      -----------       ------------
   Net increase in net assets resulting from operations...........................      5,004,105          8,471,659

TRANSACTIONS IN UNITS OF MEMBERSHIP INTEREST:
  Distributions to members........................................................     (8,321,950)       (14,083,300)
                                                                                      -----------       ------------
   Net increase/(decrease) in net assets resulting from transactions in units of
    membership interests..........................................................     (8,321,950)       (14,083,300)
                                                                                      -----------       ------------
Net increase/(decrease) in net assets.............................................     (3,317,845)        (5,611,641)

NET ASSETS:
  Beginning of period.............................................................     62,774,465         68,386,106
                                                                                      -----------       ------------
  End of period...................................................................    $59,456,620       $ 62,774,465
                                                                                      ===========       ============

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Buyout Investors, LLC
Statement of Cash Flows
For the six months ended September 30, 2006


CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations........................................................ $ 5,004,105
  Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
   Purchase of investments....................................................................................  (4,203,437)
   Distributions received from private investment funds.......................................................   7,354,139
   Net unrealized appreciation on investments.................................................................  (4,064,038)
   Net realized gain on investments...........................................................................  (1,101,298)
   Proceeds of short-term investments -- net..................................................................     470,414
   Decrease in interest receivable............................................................................       1,573
   Decrease in other assets...................................................................................     206,444
   Increase in accrued incentive carried interest.............................................................     189,122
   Decrease in management fees payable........................................................................      (4,923)
   Decrease in Board of Managers' fees payable................................................................      (3,000)
   Decrease in other expenses payable.........................................................................      (2,217)
                                                                                                               -----------
    Net cash used in operating activities.....................................................................   3,846,884
                                                                                                               -----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Distribution to members declared............................................................................  (8,321,950)
  Increase in distribution payable to members.................................................................   4,481,050
                                                                                                               -----------
    Net cash used for financing activities....................................................................  (3,840,900)
                                                                                                               -----------
    Net increase in cash......................................................................................       5,984
Cash at beginning of period...................................................................................       3,665
                                                                                                               -----------
Cash at end of period......................................................................................... $     9,649
                                                                                                               ===========

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

Excelsior Buyout Investors, LLC
Financial Highlights -- Selected Per Unit Data and Ratios


                                                                                                  April 16,2004
                                                            Six months ended                      (commencement
                                                           September 30, 2006 Fiscal year ended of operations) to
                                                              (Unaudited)      March 31, 2006    March 31, 2005
                                                           ------------------ ----------------- -----------------

Per Unit Operating Performance: (1)
NET ASSET VALUE, BEGINNING OF PERIOD......................      $ 980.62          $1,068.28         $1,000.00
  Deduction of offering costs from contributions..........         (0.00)             (0.00)            (6.33)
                                                                --------          ---------         ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income (loss)............................          0.44              (1.68)           (10.99)
  Net Realized and Unrealized Gain on Investments.........         80.69             137.89            295.82
  Net Change in Incentive Carried Interest................         (2.96)             (3.87)           (10.22)
                                                                --------          ---------         ---------
   Total From Investment Operations.......................         78.17             132.34            274.61
                                                                --------          ---------         ---------

DISTRIBUTIONS TO MEMBERS:
  Net change in partners' capital due to distributions to
   members................................................       (130.00)           (220.00)          (200.00)
                                                                --------          ---------         ---------
NET ASSET VALUE, END OF PERIOD............................      $ 928.79          $  980.62         $1,068.28
                                                                ========          =========         =========
TOTAL NET ASSET VALUE RETURN (4)..........................          8.39%             13.07%            28.16%
                                                                ========          =========         =========
RATIOS AND SUPPLEMENTAL DATA:
  Net assets, End of Period (000's).......................      $ 59,457          $  62,774         $  68,386
  Ratios to Average Net Assets (2):
   Expenses excluding incentive carried interest (5)......          0.89%             1.68 %            2.03 %
   Incentive carried interest (not annualized)............          0.31%             0.37 %            0.95 %
   Annualized expenses plus unannualized incentive
    carried interest......................................          2.08%             2.05 %            2.98 %
   Net investment income (loss) excluding incentive
    carried interest......................................          0.09%            (0.16)%           (1.07)%
  Portfolio Turnover Rate (3).............................             0%                0 %               0 %

(1)Selected data for a unit of membership interest outstanding throughout each period.
(2)Ratios do not reflect the Fund's proportional share of net investment income
   (loss) and expenses, including any performance-based fees, of the Underlying Funds.
(3)Distributions from Funds totaling $16,810,926 and $7,354,139 during the periods ended March 31, 2006 and September 30, 2006, respectively, are not included in the calculation.
(4)Not annualized for 2005 and the six-months ended September 30, 2006. Total investment return based on per unit net asset value reflects the effects of changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in Incentive Carried Interest and assumes dividends and distributions, if any, were reinvested. The Fund's units are not traded in any market, and therefore market value total investment return is not calculated. Excluding the effect of the Incentive Carried Interest, the total investment return for the periods ended March 31, 2006 and September 30, 2006 would have been 13.32% and 8.58%, respectively.
(5)Not annualized for six-months ended September 30, 2006. Annualized would have been 1.77%.

     Notes to Financial Statements are an integral part of these Financial
                                  Statements.

                        EXCELSIOR BUYOUT INVESTORS, LLC

                         NOTES TO FINANCIAL STATEMENTS

                        September 30, 2006 (Unaudited)

Note 1 -- Organization

   Excelsior Buyout Investors, LLC (the "Fund") is a non-diversified, closed-end management investment company which has registered its securities under the Securities Act of 1933, as amended, and has registered as an investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on January 7, 2003. The Fund commenced operations on April 16, 2004. The duration of the Fund is ten years from the final subscription closing which occurred on April 16, 2004. The Board of Managers of the Fund has the right, in its sole discretion, to extend the term for up to two additional two-year periods, after which the approval of Members of the Fund who represent 66 2/3% of the Fund's outstanding Units may determine to extend the term of the Fund.

   The Fund's investment objective is to achieve long-term capital appreciation. Current income is not an objective. The Fund seeks to achieve its objective primarily by investing in a broad-based portfolio of existing buyout-focused funds. The Fund has invested in domestic private equity buyout funds, European buyout funds and funds engaged in distressed investing (collectively, the "Underlying Funds"). The Underlying Funds are not registered as investment companies under the Investment Company Act. There can be no assurance that the Fund will achieve its investment objective.

   Excelsior Buyout Management, LLC (the "Managing Member") serves as the Managing Member of the Fund pursuant to the operating agreement of the Fund and is responsible for the day-to-day management of the Fund. The Managing Member does not directly receive compensation from the Fund, however it does receive compensation from the Fund's investment adviser. The Managing Member has made an investment in the Fund in exchange for 100 Units.

   UST Advisers, Inc. (the "Investment Adviser"), a wholly owned subsidiary of United States Trust Company, N.A. ("U.S. Trust"), serves as investment adviser to the Fund and is responsible for identifying, evaluating, structuring, monitoring and disposing of the Fund's investments. The Investment Adviser is compensated as described in Note 3. U.S. Trust is a wholly owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly owned subsidiary of The Charles Schwab Corporation ("Schwab"). Pursuant to the Fund's operating agreement, the business and affairs of the Fund are overseen by a four member Board of Managers (the "Board"). The Board of Managers is analogous to a board of directors of a corporation.

   Prior to December 16, 2005, U.S. Trust Company, N.A., a national bank acting through its registered investment advisory division, U.S. Trust Company, N.A. Asset Management Division, served as the investment adviser to the Fund under a an investment advisory agreement (the "Agreement") with the Fund. Effective December 16, 2005, UST Advisers, Inc., at the time a wholly-owned subsidiary of U.S. Trust Company, N.A., assumed U.S. Trust Company, N.A.'s duties under the Agreement pursuant to an assumption agreement. Effective March 31, 2006, U.S. Trust Company, N.A. and U.S. Trust merged with U.S. Trust remaining the surviving entity.

Note 2 -- Significant Accounting Policies

   The following is a summary of the Fund's significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   A. Cash and Cash Equivalents:

      Cash and cash equivalents consist of deposits with banks and highly liquid investments with original maturities of 90 days or less.

   B. Investment Valuation:

      The Fund will compute its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Valuation Committee of the Board. In determining its net asset value, the Fund will value its investments as of such quarter-end.

      The Board and the Valuation Committee have approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with these procedures, fair value as of each quarter-end ordinarily will be the value determined as of such-quarter-end by each Underlying Fund in accordance with the Underlying Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund's interest were redeemed at the time of valuation (although it is not generally expected that the types of Underlying Funds in which the Fund may invest will provide the Fund with redemption rights), based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund or, in certain cases, the Board or the Valuation Committee, will consider such information, and may conclude in certain circumstances that the information provided by an Underlying Fund's manager does not represent the fair value of the Fund's interests in an Underlying Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Underlying Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Underlying Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to review and supervision of the Fund's Board and Valuation Committee. In the event that an Underlying Fund does not report a quarter-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as on any other relevant information available at the time the Fund values its portfolio. Because of the inherent uncertainty of valuation, the values of the Underlying Funds may differ significantly from the values that would have been used had a ready market for the Underlying Funds held by the Fund been available.

      The Underlying Funds were purchased pursuant to a Securities Purchase Agreement dated December 19, 2003 between the Fund and AIG Global Investment Corp. and certain of its affiliates

   ("AIG"). As part of the Securities Purchase Agreement, the Fund has assumed all future commitments to the Underlying Funds from AIG. The purchase price paid by the Fund to AIG for each Underlying Fund was an amount equal to the net capital contributions previously made by AIG to the Underlying Funds, less any distributions previously made to AIG from the Underlying Funds. In addition, the cost basis of the Underlying Funds also reflects an additional $73,703 of legal expenditures directly related to the acquisition of the Underlying Funds.

      At September 30, 2006, market quotations were not readily available for the Fund's securities valued at $44,835,823 or 75.41% of the Fund's net assets. Such securities were valued by the Investment Adviser under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

      The Underlying Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. However, due to the nature of the Fund's investments in Underlying Funds, such risks are limited to the Fund's capital balance in each such Underlying Fund, which is the current value as included in the Portfolio of Investments.

   C. Short-term Investments:

      The Fund also invests in short-term notes, stated at amortized cost, which approximates fair value.

   D. Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization and accretion of premiums and discounts, respectively, on fixed income investments is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Distributions from an Underlying Fund will be recorded as a return of capital and will serve to reduce the cost basis of the Underlying Fund. Distributions received in excess of the cost basis are recognized as realized gains.

   E. Income Taxes:

      Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will itself not be subject to income tax. Rather, each member, in computing income tax, will include his, her or its allocable share of Fund items of income, gains, losses, deductions and expenses.

      The cost of the Private Investment Funds for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 from the Private Investment Funds. As of September 30, 2006, the Fund has not received information to determine the tax cost of the Private Investment Funds as of September 30, 2006. Based on the amounts reported to the Fund on Schedule K-1 as of December 31, 2005 and based on values of the Private Investment Funds as of September 30, 2006, and after adjustment for purchases and sales between December 31, 2005 and September 30, 2006, the estimated cost of the Underlying Funds at September 30, 2006 for federal tax purposes is $26,349,841. The resulting estimated net unrealized appreciation for tax purposes on the Private Investment Funds at September 30, 2006 is $18,485,982, consisting of gross appreciation of $18,706,044 and gross depreciation of $220,062. The cost basis for federal tax purposes of the Fund's other investments at September 30, 2006 is $20,451,707, and those investments had no appreciation or depreciation at that date.

   F. Distribution policy:

      Distributions of available cash will be made by the Fund at such times and in such amounts as determined by the Managing Member in its sole discretion.

      Distributions shall be made to the Members in accordance with the following order of priority:

         (a) first, 100% to the Members pro rata in accordance with their percentage interest until aggregate distributions to the Members equal the sum of (i) their capital contributions and (ii) an amount equal to an 8% annual cumulative return on their unreturned capital contributions as of the date of such distribution;

         (b) second, 100% to the Investment Adviser until the Investment Adviser has received an amount equal to 5% of all prior distributions described in (a) above that are in excess of the Members' capital contributions; and

         (c) thereafter, 95% to the Members pro rata in proportion to their percentage interest and 5% to the Investment Adviser.

      The Fund will not reinvest income from its investments or the proceeds from the sale of its investments.

   G. Restrictions on transfer:

      Units of the Fund are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Units without the prior written consent of the Board, which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

   H. Fees of the Underlying Funds:

      Each Underlying Fund will charge its investors (including the Fund) expenses, including asset-based management fees and performance-based fees or allocation. In addition to the Fund level expenses shown on the Fund's statement of operations, Members of the Fund will indirectly bear the fees and expenses charged by the Underlying Funds, which fees are reflected in the valuations of the Underlying Funds and are not reflected in the ratios to average net assets in the Financial Highlights.

   I. Foreign Currency Gains and Losses:

      The Fund currently has one investment in an Underlying Fund that is denominated in euros. The Fund's policy is to exclude that portion of realized and unrealized gains on that investment resulting from changes in foreign exchange rates from any realized gains or losses from foreign currency transactions. Instead, the realized and unrealized gains or losses on that investment resulting from changes in foreign exchange rates will be combined with the realized and unrealized gain/loss from other investments.

   J. Offering and Organizational Expenses:

      Offering costs of $405,000 were paid in Fiscal Year 2005 by the Fund and are reflected on the statement of changes in net assets as a reduction of contributed capital.

   K. Fiscal Year End:

      In August 2004, the Board voted to change the fiscal year end of the Fund from December 31 to March 31, with March 31, 2005 being the first fiscal year end of the Fund following the commencement of operations. The tax year of the Fund is a calendar year.

Note 3 -- Management Fee, Administration Fee and Related Party Transactions

   Under the Agreement, the Fund pays the Investment Adviser an annual management fee equal to 1.00% of the Fund's net asset value determined and payable as of the end of each fiscal quarter. As described in Note 2F above, after the Members have received distributions equal to the amount of their capital contributions and an 8% annual cumulative return on their unreturned capital contributions, the Investment Adviser will receive distributions in an amount equal to 5% of the distributions to the Members in excess of their capital contributions (the "Incentive Carried Interest"). The Incentive Carried Interest is paid in addition to the 1% management fee. At September 30, 2006, the accrued Incentive Carried Interest was $1,091,527.

   U.S. Trust Company, N.A. entered into an Investment Monitoring Agreement (the "Monitoring Agreement") with AIG on December 19, 2003. Effective
December 16, 2005, the Investment Adviser assumed U.S. Trust Company, N.A.'s obligations under the Monitoring Agreement pursuant to an assumption agreement. Under the Monitoring Agreement, AIG will provide to the Investment Adviser certain quarterly information regarding the Underlying Funds. The Investment Adviser pays AIG an annual fee of 1/2 of 1% per annum of the Fund's net asset value related to the Fund's investments in the existing Underlying Funds pursuant to the terms of this agreement.

   Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund retains PFPC Inc. ("PFPC"), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Fund's custodian. In consideration for its services, the Fund (i) pays PFPC a variable fee between 0.07% and 0.105%, based on average quarterly net assets, payable monthly, subject to a minimum monthly fee, (ii) pays annual fees of approximately $36,667 for taxation services and (iii) reimburses PFPC for out-of-pocket expenses.

   Charles Schwab & Co., Inc. (the "Distributor"), a subsidiary of Schwab, served as the Fund's distributor for the offering of Units. The Investment Adviser reimbursed the Distributor for its out-of-pocket expenses incurred in connection with this offering. The Distributor has entered into an agreement with UST Securities Corp. (the "Selling Agent") relating to the purchase of Units through the Selling Agent acting as brokers or agents for its customers.

   The Board is made up of three Managers who are independent of the Investment Adviser (the "Disinterested Managers"), and one Manager who is an "interested person" as defined by Section 2(a)(19) of the Investment Company Act. The Disinterested Managers receive $2,000 per meeting attended and $5,000 annually for their services. The chairperson receives an additional $500 per meeting and an additional $1,000 annually. The audit committee chairperson receives an additional $500 annually. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. No person who is an officer, manager or employee of U.S. Trust Corporation, or its subsidiaries, who serves as an officer, manager or employee of the Fund receives any competition from the Fund.

Note 4 -- Purchases and Sales of Securities

   Excluding short-term investments, the Fund had $4,203,437 of purchases and $7,354,137 of distributions received from Underlying Funds for the period ended September 30, 2006.

Note 5 -- Commitments

   As of September 30, 2006, the Fund had outstanding investment commitments to Underlying Funds totaling $13,486,616.

Note 6 -- Description of Underlying Funds

   The Fund's investments in domestic buyout funds include Berkshire Partners VI, L.P., which focuses on larger middle market growth buyouts; Blue Point Capital Partners, L.P., which focuses on value-oriented lower middle-market buyouts outside of the Northeastern United States; Blum Strategic Partners II, L.P., which focuses on undervalued public small-cap companies; Catterton Partners V, L.P., which focuses on consumer focused middle-market growth buyouts; Charlesbank Equity Fund V, L.P., which focuses on broad based middle-market buyouts; Lincolnshire Equity Fund III, L.P., which focuses on acquiring and growing small and middle market companies; and 2003 Riverside Capital Appreciation Fund, L.P., which focuses on lower middle-market buyouts.

   The Fund's investments in distressed investment funds include
MatlinPatterson Global Opportunities Partners, L.P., which focuses on severely discounted securities and obligations, and OCM Principal Opportunities Fund II, L.P., which focuses on undervalued middle-market companies.

   The Fund's investments in European buyout funds include Advent Global Private Equity IV-A, L.P., which focuses on middle-market growth buyouts across western Europe, and Cognestas Fund, L.P., which focuses on value oriented middle-market buyouts, primarily in the United Kingdom, France and Germany.

   Due to the nature of the Underlying Funds, the Fund cannot liquidate its positions in the Underlying Funds except through distributions from the Underlying Funds, which are made at the discretion of the Underlying Funds. The Fund has no right to demand repayment of its investment in the Underlying Funds.

Note 7 -- Pending Litigation

   U.S. Trust (formerly U.S. Trust Company, N.A.), the Investment Adviser's parent company, was contacted in September, 2003 by the Office of the New York State Attorney General (the "NYAG"), and the Securities and Exchange Commission (the "SEC") and later by the Attorney General of the State of West Virginia in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares (the "Investigations"). U.S. Trust has provided full cooperation with respect to these Investigations and continues to review the facts and circumstances relevant to the Investigations. As disclosed previously by the Investment Adviser, these investigations have been focusing on circumstances in which a small number of parties were permitted to engage in short-term trading of certain mutual funds managed by U.S. Trust. The short-term trading activities permitted under these arrangements have been terminated and U.S. Trust has strengthened its policies and procedures to deter frequent trading.

   U.S. Trust, certain of its affiliates and others have also been named in four class action lawsuits and derivative actions which allege that U.S. Trust, certain of its affiliates, and others allowed certain parties to engage in illegal and improper mutual fund trading practices, which allegedly caused financial injury to the shareholders of certain mutual funds managed by U.S. Trust. Each seeks unspecified monetary damages and related equitable relief.

   The class and derivative actions described above were transferred to the United States District Court for the District of Maryland for coordinated and consolidated pre-trial proceedings. In November 2005, the Maryland court dismissed many of the plaintiff's claims in both the class action and the derivative lawsuits. Several affiliates of U.S. Trust and individual defendants also have been dismissed. Plaintiffs' claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended, and under Sections 36(b) and 48(a) of the Investment Company Act, however, have not been dismissed. Discovery has commenced with respect to plaintiff's remaining claims.

   While the ultimate outcome of these matters cannot be predicted with any certainty at this time, based on currently available information and consultation with counsel, U.S. Trust believes that the resolution of the pending Investigations and private lawsuits are not likely to materially affect the Investment Adviser's ability to provide investment management services to the Fund. Neither the Investment Adviser nor the Fund is a subject of the Investigations or a party to the lawsuits described above.

Note 8 -- Guarantees

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Note 9 -- New Accounting Pronouncement

   In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The company is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements

Note 10 -- Subsequent Event

   On November 20, 2006, Schwab announced an agreement to sell U.S. Trust Corporation ("U.S. Trust Corp."), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust Corp. includes all of U.S. Trust Corp's subsidiaries, including UST Advisers, Inc., the Fund's investment adviser. The Sale is subject to Federal Reserve Board and other regulatory approvals.

   UST Advisers, Inc. will continue to serve as the investment adviser to the Fund after the Sale. However, due to the change in ownership of UST Advisers, Inc., the Sale may have the effect of terminating the existing investment advisory agreement between the Fund and UST Advisers, Inc. Accordingly, it is anticipated that UST Advisers, Inc. will enter into a new investment advisory agreement with the Fund upon consummation of the Sale (the "New Advisory Agreement"). The New Advisory Agreement will be subject to the approval of the Board of Managers and the members of the Fund. The proposed New Advisory Agreement will be submitted to the members of the Fund for approval late in the first quarter or early in the second quarter of 2007. A proxy statement will be mailed to the members of the Fund in the first quarter of 2007 that will provide further details with respect to the Sale and the proposed New Advisory Agreement.

Excelsior Buyout Investors, LLC
Advisory Agreement Approval (Unaudited)

   The Investment Advisory Agreement (the "Advisory Agreement") between the Fund and the Adviser had an initial term of two years. The agreement provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board; or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company; provided that, in either event, the continuance must also be approved by the Managers who are not "interested persons," as defined by the 1940 Act, of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 21, 2006. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

   In determining whether to approve the continuance of the Advisory Agreement, the Board considered the following information:

   1) The nature, extent and quality of services provided by the Adviser.

   The Managers reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services. The Managers noted that these services included managing the investment program of the Fund as well as the provision of general corporate services. The Managers also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Fund. The Managers agreed that the Fund benefits from these services, and assessed the nature, scope and quality of services provided to the Fund by the Adviser as indicated by the materials and information supplied to the Managers. The Managers also considered the Adviser's research and portfolio management capabilities, as well as the Adviser's extensive administrative and compliance infrastructure. The Managers also reviewed and discussed the biographies of key personnel of the Adviser, as well as the financial information and other information provided regarding the Adviser included in the materials supplied to the Managers. The Managers also considered that the Adviser, at its own expense, had entered into an investment monitoring agreement with AIG PEP III Partnership GP, LLC ("AIG") pursuant to which AIG monitored the Fund's portfolio investments and that the Adviser supervises AIG in the provision of these services. The Managers considered that the Adviser paid for all compensation of officers of the Fund that were affiliated with the Adviser. The Managers also focused on the Adviser's knowledge of the private equity investments contained in the Fund's portfolio and on its expertise and reputation in this market segment. The Managers evaluated these factors based on their direct experience with the Adviser and in consultation with Fund counsel and counsel to the Independent Managers. The Managers concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year and that the quality of service continued to be high.

Excelsior Buyout Investors, LLC
Advisory Agreement Approval (Unaudited) -- (Continued)

   2) The performance of the Fund and the Adviser.

   The Managers reviewed the performance of the Fund since its inception. The Managers also reviewed the valuations of the buyout funds contained in the Fund's portfolio and concluded that those investments had appreciated significantly from their original cost basis. Because the Fund is a closed-end fund of funds investing in buyout focused funds, the Managers determined that there was no relevant peer group performance analysis available. The Managers reviewed the Fund's internal rate of return since inception and considered that the Fund had recently made a $125 per unit cash distribution to its unit holders and that the Fund was considering making an additional $60 per unit cash distribution to its unit holders. The Managers noted that, on a cumulative basis, the Fund had already made significant distributions to its members. The Managers concluded that the Fund's performance, and the performance of the Adviser in achieving that performance, was excellent. In connection with their assessment of the performance of the Adviser, the Managers considered the Adviser's financial condition and whether it has the resources necessary to continue to carry out its functions under the Advisory Agreement. In this regard, the Managers reviewed the various financial statements of the Adviser and U.S. Trust Corporation and concluded that the Adviser has the financial resources necessary to continue to perform its obligations under the contract and to continue to provide the high quality services that it has provided to the Fund to date.

   3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

   In connection with the Managers' consideration of the level of the advisory fee, the Managers considered a number of factors. First, the Managers compared the level of the advisory fee against the fee charged by other private equity fund of funds. In performing this analysis, the Managers took into account that there was no recognized broad-based industry database for comparative fees of private equity fund of funds. Instead, the Managers relied on their own knowledge of the marketplace and reviewed the "State of the Markets" research report on private equity funds of funds issued in 2004 by an independent organization called Asset Alternatives (the "Asset Alternatives Report"). The Managers considered that the Fund's 1% base fee was well within the range of the average and median fees reported in the Asset Alternatives Report. The Managers also considered the carried interest feature of the advisory fee and concluded, based on the Asset Alternatives Report, that the Adviser's 5% carried interest and 8% hurdle rate compared very favorably to other funds and to its sister fund, Excelsior Buyout Partners, LLC ("EBP"), a private fund not required to be registered under the Investment Company Act of 1940 Act that makes parallel investments to the Fund at the same time and on the same terms. The Managers considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. The Managers noted that, other than EBP, the Fund was the only product of its nature managed by the Adviser and therefore determined that the fee charged by the Adviser to other clients for other advisory services was not relevant. Based on their review of these factors and on their own industry experience, the Managers concluded that the level of advisory fee was reasonable.

Excelsior Buyout Investors, LLC
Advisory Agreement Approval (Unaudited) -- (Continued)

   The Managers also considered the profitability to the Adviser of its relationship with the Fund. In this regard the Managers reviewed a profitability estimate generated by the Adviser for 2006. The Managers reviewed income received by the Adviser from the management fee and expenses borne by the Adviser, including organizational expenses and the investment monitoring fee expense. The Managers also considered accruals for the Adviser's carried interest, noting that realization by the Adviser of any carried interest amount was not yet certain. Even after taking such accruals into account, the Managers concluded that the profitability of the Fund to the Adviser was not excessive.

   4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

   With respect to the Managers' consideration of economies of scale, the Managers noted that the Fund, as a closed-end fund, is not designed to increase in size. In addition, as a result of its distribution policy, the Fund was structured to progressively decline in size as distributions were made. The Managers noted that since the advisory fee was a fixed percentage of the Fund's total assets, the amount of the advisory fee would decrease as the Fund decreased in size. The Managers concluded that for these reasons, considerations as to economies of scale were not relevant to their consideration of the appropriateness of the advisory fee.

   5) Other Factors.

   In addition to the above factors, the Managers also discussed other benefits received by the Adviser from its management of the Fund, including the ability to market its advisory services for similar products in the future should the Fund perform well. They also discussed the Adviser's relationship with EBP.

Excelsior Buyout Investors, LLC

Proxy Voting and Form N-Q

   Information regarding proxy votes cast by the Fund (if any) is available without charge, upon request, by calling the Fund at 800-647-6972 or on the website of the Securities and Exchange Commission at www.sec.gov.

   The Fund files a complete portfolio schedule with the Securities and Exchange Commission within 60 days after the end of the first and third fiscal quarters on Form N-Q, beginning with the quarter ending December 31, 2004. The Form N-Q is available at www.sec.gov and may be obtained at no charge by calling 800-647-6972.

   Alternative investments are sold to qualified investors only by a Confidential Offering Memorandum. An investment in an alternative investment fund is speculative and should not constitute a complete investment program. The information presented in the annual letter is current as of the date noted, is for information purposes only and does not constitute an offer to sell or a solicitation of an offer to buy interests in any fund. This is not, and under no circumstances is to be construed as, an offer to sell or a solicitation to buy any of the securities or investments referenced, nor does this information constitute investment advice or recommendations with respect to any of the securities or investments used. Past performance is no guarantee of future results. U.S. Trust and its affiliates are wholly owned subsidiaries of The Charles Schwab Corporation. Additional information is available upon request.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

Item 9.Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

    (a)The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

    (a)(1)Not applicable.

    (a)(2)Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)Not applicable.

    (b)Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
       Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Excelsior Buyout Investors, LLC

By (Signature and Title)* /s/ David R. Bailin
                          -------------------------------------------------
                          David R. Bailin,
                          Co-Chief Executive Officer
                          (Co-Principal Executive Officer)

Date 12/04/06

By (Signature and Title)* /s/ Lee A. Gardella
                          -------------------------------------------------
                          Lee A. Gardella,
                          Co-Chief Executive Officer
                          (Co-Principal Executive Officer)

Date 12/04/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David R. Bailin
                          -------------------------------------------------
                          David R. Bailin,
                          Co-Chief Executive Officer
                          (Co-Principal Executive Officer)

Date 12/04/06

By (Signature and Title)* /s/ Lee A. Gardella
                          -------------------------------------------------
                          Lee A. Gardella,
                          Co-Chief Executive Officer
                          (Co-Principal Executive Officer)

Date 12/04/06

By (Signature and Title)* /s/ Robert F. Aufenanger
                          -------------------------------------------------
                          Robert F. Aufenanger,
                          Chief Financial Officer
                          (Principal Financial Officer)

Date 12/04/06
--------
* Print the name and title of each signing officer under his or her signature.